Summary of foreign currency sensitivity (Details) - Currency risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
United States Of America Dollars Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ 3,957	₨ 1,339
United Kingdom Pounds Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	1,670	1,157
Euro Member Countries Euro Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	997	932
Singapore Dollars Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Risk exposure to currency fluctuations	₨ (194)	₨ 121